Bank acceptance notes payable (Details)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Bank acceptance notes payable		$ 1,417,830		$ 205,520
Bank acceptance notes payable issued by SPD Bank Zhang Jiagang Branch [Member]
Bank acceptance notes payable	¥ 20,000	2,830	¥ 1,431,200	205,520
Bank acceptance notes payable issued by SPD Bank Zhang Lishui Branch [Member]
Bank acceptance notes payable	¥ 10,000,000	$ 1,415,000		$ 0